Trade and other receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.60%	1.40%	1.10%